2023 Public Offering	9 Months Ended
Sep. 30, 2023
2023 Public Offering [Abstract]
2023 Public Offering

7. 2023 Public Offering

On February 13, 2023, the Company closed a public offering of 2,888,600 shares of its common stock, 336,400 pre-funded warrants to purchase shares of common stock with an exercise price of $0.0001 which did not have an expiration date (the “Class C Pre-Funded Warrants”) and 6,450,000 warrants to purchase shares of common stock with an exercise price of $5.36 which expire on February 14, 2028 (the “Class C Common Stock Warrants”) at a combined offering price of $4.83 per share of common stock, or $4.8299 per Class C Pre-Funded Warrant and associated Class C Common Stock Warrants (the “February 2023 Public Offering”). Net cash proceeds to the Company from the offering were $14.0 million.

Roth was engaged by the Company to act as its exclusive placement agent for the February 2023 Public Offering. The Company paid Roth a cash fee equal to 8.0% of the gross proceeds received by the Company in the public offering, totaling $1.2 million.

The shares of common stock, the shares of common stock underlying the Class C Pre-Funded Warrants and the shares of common stock underlying the Class C Common Stock Warrants were registered with the SEC on Form S-1 (File No. 333-268576), and was declared effective by the SEC on February 9, 2023.

Between February 14, 2023 and April 6, 2023, the Company received notices of cash exercise for the Class C Pre-Funded Warrants issued in connection with the February 2023 Public Offering for 336,400 shares of common stock at a total purchase price of $33.64. As of September 30, 2023, there were no Class C Pre-Funded Warrants outstanding.

Using a Monte-Carlo simulation model, the Class C Common Stock Warrants were valued in the aggregate at $14.0 million and included in the issuance costs of the February 2023 Public Offering and treated as a liability (see Note 12).

From March 13, 2023 to September 30, 2023, the Company issued 2,385,137 shares of common stock in connection with notices of alternative cashless exercise for the Class C Common Stock Warrants issued in connection with the February 2023 Public Offering. As of September 30, 2023, there were 487,160 of Class C Common Stock Warrants outstanding.